Income Taxes (Deferred Income Tax Expense Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Foundation contribution	$ (12,824)
Mortgage servicing rights	(885)	774	(874)
ACL	(197)	(1,771)	(1,628)
FHLB prepayment penalty		1,283	4,601
FHLB stock dividends	1,432	2,206	694
Other, net	2,827	974	755
Deferred income tax expense	$ (9,647)	$ 3,466	$ 3,548